Average Annual Total Returns - PGIM Select Real Estate Fund	A One Year	A Five Years	A Ten Years	A SinceInception	A InceptionDate	C One Year	C Five Years	C Ten Years	C SinceInception	C InceptionDate	Z One Year	Z Five Years	Z Ten Years	Z SinceInception	Z InceptionDate	Z Return After Taxes on Distributions One Year	Z Return After Taxes on Distributions Five Years	Z Return After Taxes on Distributions Ten Years	Z Return After Taxes on Distributions SinceInception	Z Return After Taxes on Distributions InceptionDate	Z Return After Taxes on Distributions and Sale of Fund Shares One Year	Z Return After Taxes on Distributions and Sale of Fund Shares Five Years	Z Return After Taxes on Distributions and Sale of Fund Shares Ten Years	Z Return After Taxes on Distributions and Sale of Fund Shares SinceInception	Z Return After Taxes on Distributions and Sale of Fund Shares InceptionDate	R6 One Year	R6 Five Years	R6 Ten Years	R6 SinceInception	R6 InceptionDate	FTSE EPRA/NAREIT Developed Index One Year	FTSE EPRA/NAREIT Developed Index Five Years	FTSE EPRA/NAREIT Developed Index Ten Years	FTSE EPRA/NAREIT Developed Index SinceInception		S&P 500 Index One Year	S&P 500 Index Five Years	S&P 500 Index Ten Years	S&P 500 Index SinceInception
Total	(2.31%)	7.56%		6.84%	Aug. 01, 2014	1.64%	7.97%		6.97%	Aug. 01, 2014	3.64%	9.06%		8.05%	Aug. 01, 2014	2.77%	7.49%		6.42%	Aug. 01, 2014	2.18%	6.41%		5.59%	Aug. 01, 2014	3.78%	9.07%		8.05%	Aug. 01, 2014	(9.04%)	3.74%		3.19%	[1]	18.40%	15.21%		13.19%	[1]

[1]	Since Inception return for the Index is measured from the closest month-end to the Fund's inception date.